Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating activities:
Net profit	$ 2,968	$ 2,623	$ 2,338
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	466	441	407
Interest and dividend income	(108)	(77)	(68)
Finance cost	27	26	24
Income tax expense	1,068	973	757
Effect of exchange rate changes on assets and liabilities	15	(8)	27
Impairment loss under expected credit loss model	23	25	23
Stock compensation expense	56	45	34
Other adjustments	8	(13)	(20)
Changes in working capital
Trade receivables and unbilled revenues	(1,064)	(248)	(542)
Prepayments and other assets	(225)	(90)	70
Trade payables	200	(33)	(52)
Unearned revenues	299	138	19
Other liabilities and provisions	632	319	233
Cash generated from operations	4,365	4,121	3,250
Income taxes paid	(1,020)	(863)	(639)
Net cash provided by operating activities	3,345	3,258	2,611
Investing activities:
Expenditure on property, plant and equipment and intangibles	(290)	(285)	(465)
Deposits placed with corporation	(121)	(97)	(96)
Redemption of deposits placed with corporations	101	69	81
Interest and dividend received	109	70	52
Payment for acquisition of business, net of cash acquired		(165)	(252)
Payment of contingent consideration pertaining to acquisition of business	(7)	(21)	(1)
Payments to acquire Investments
Liquid mutual fund units and fixed maturity plan securities	(7,240)	(4,753)	(4,897)
Certificates of deposit	(560)		(156)
Quoted debt securities	(786)	(1,555)	(363)
Equity and preference securities			(6)
Other investments	(3)	(3)	(4)
Proceeds on sale of Investments
Quoted debt securities	494	534	512
Equity and preference securities		10	4
Certificates of deposit	105	154	360
Commercial papers			72
Liquid mutual fund units and fixed maturity plan securities	7,186	4,909	4,873
Other investments	1	3
Escrow and other deposits pertaining to Buyback	(57)
Redemption of escrow and other deposits pertaining to Buyback	57		37
Other payments	(3)	(6)
Other receipts	9	7	7
Net cash (used)/ generated in investing activities	(1,005)	(1,129)	(242)
Financing activities:
Payment of lease liabilities	(125)	(94)	(80)
Payment of dividends (including corporate dividend tax wherever applicable)	(1,703)	(1,226)	(1,359)
Payment of dividends to non-controlling interests of subsidiary	(11)	(3)	(5)
Shares issued on exercise of employee stock options	2	2	1
Payment towards purchase of non-controlling interest		(7)
Other payments	(17)
Other receipts	32	11
Buyback of equity shares including transaction costs and tax on buyback	(1,503)		(1,070)
Net cash used in financing activities	(3,325)	(1,317)	(2,513)
Net increase/(decrease) in cash and cash equivalents	(985)	812	(144)
Effect of exchange rate changes on cash and cash equivalents	(90)	103	(220)
Cash and cash equivalents at the beginning	3,380	2,465	2,829
Cash and cash equivalents at the end	2,305	3,380	2,465
Supplementary information:
Restricted cash balance	$ 62	$ 69	$ 52